Income Taxes - Carryovers and allowances (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Income Tax Disclosure [Line Items]
Tax credit carryovers	$ 6,700	$ 4,600
Increase in valuation allowance	6,600
Loss carryback benefit	$ 3,200
Effective tax rate impact of loss carryback benefit (as a percent)	3.80%
Number of subsidiaries involved in audit adjustment | item	2
Additional liability from audit adjustment	$ 1,900
Tax settlement, tax expense recorded	1,400
Income Tax Examination, Penalties and Interest Expense	500
Net tax effect	5,782	26,226
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryovers	29,100	2,200
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryovers	$ 3,800	$ 9,900